Securitizations and Variable Interest Entities, Retained Interests from Unconsolidated VIEs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / loan	Dec. 31, 2016 USD ($) $ / loan
Residential mortgage servicing rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 13,625	$ 12,959
Expected weighted-average life (in years)	6 years 2 months 26 days	6 years 3 months 18 days
Key economic assumptions:
Prepayment speed assumption	10.50%	10.30%
Decrease in fair value from:
10% adverse change	$ 565	$ 583
25% adverse change	$ 1,337	$ 1,385
Discount rate assumption	6.90%	6.80%
Decrease in fair value from:
100 basis point increase	$ 652	$ 649
200 basis point increase	$ 1,246	$ 1,239
Cost to service assumption ($ per loan) | $ / loan	143	155
Decrease in fair value from:
10% adverse change	$ 467	$ 515
25% adverse change	1,169	1,282
Interest-Only Strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 19	$ 28
Expected weighted-average life (in years)	3 years 3 months 21 days	3 years 10 months 24 days
Key economic assumptions:
Prepayment speed assumption	20.00%	17.40%
Decrease in fair value from:
10% adverse change	$ 1	$ 1
25% adverse change	$ 2	$ 2
Discount rate assumption	14.80%	13.30%
Decrease in fair value from:
100 basis point increase	$ 0	$ 1
200 basis point increase	1	1
Subordinated bonds [Member] | Consumer securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 0	$ 1
Expected weighted-average life (in years)	0 years	8 years 3 months 18 days
Key economic assumptions:
Prepayment speed assumption	0.00%	13.50%
Decrease in fair value from:
10% adverse change	$ 0	$ 0
25% adverse change	$ 0	$ 0
Discount rate assumption	0.00%	10.70%
Decrease in fair value from:
100 basis point increase	$ 0	$ 0
200 basis point increase	$ 0	$ 0
Decrease in fair value from:
Credit loss assumption	0.00%	3.00%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	0	0
Subordinated bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 596	$ 249
Expected weighted-average life (in years)	6 years 8 months 26 days	3 years 1 month 6 days
Decrease in fair value from:
Discount rate assumption	4.10%	5.20%
Decrease in fair value from:
100 basis point increase	$ 32	$ 7
200 basis point increase	$ 61	$ 12
Decrease in fair value from:
Credit loss assumption	1.80%	4.70%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	0	0
Senior bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 468	$ 552
Expected weighted-average life (in years)	5 years 1 month 27 days	5 years 1 month 6 days
Decrease in fair value from:
Discount rate assumption	3.10%	2.70%
Decrease in fair value from:
100 basis point increase	$ 20	$ 23
200 basis point increase	$ 39	$ 45
Decrease in fair value from:
Credit loss assumption	0.00%	0.00%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	0	0
Commercial mortgage servicing [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 2,000	$ 2,000
Securitizations and Variable Interest Entities Textual [Abstract]
Percentage of adverse change in interest rate	25.00%	25.00%
Decrease in fair value from 25% adverse change in interest rate	$ 278	$ 259
VIEs that we do not consolidate [Member] | Loans [Member]
Decrease in fair value from:
200 basis point increase	25	154
Securitizations and Variable Interest Entities Textual [Abstract]
Loans receivable	$ 1,300	$ 3,200